Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Sales	$ 42,836	$ 42,797
Costs and expenses
Cost of goods sold	37,037	37,185
Selling, general and administrative	2,061	2,050
Depreciation	1,510	1,436
Amortization of acquired intangible assets	112	88
Interest expense, net	211	156
Equity income	(101)	(112)
Other expense, net	464	388
Income from operations before income taxes	1,542	1,606
Income taxes	446	320
Net income	1,096	1,286
Income attributable to non-controlling interests	(87)	(73)
Net income attributable to Magna International Inc.	$ 1,009	$ 1,213
Earnings per Common Share:
Basic	$ 3.52	$ 4.24
Diluted	$ 3.52	$ 4.23
Weighted average number of Common Shares outstanding during the year [in millions]:
Basic	286.8	286.2
Diluted	286.9	286.6